Fair Value Measurements (Carrying Amount And The Estimated Fair Value Of Financial Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Nov. 01, 2011
Estimated Fair Value Of Financial Instruments [Line Items]
Cash and cash equivalents, Carrying Amount	$ 52,388	$ 37,925	$ 206,376
Accounts receivable, carrying amount	192,036	188,960
Senior Credit Facilities, carrying amount		1,200,840
Senior Notes, carrying amount		729,609
Cost method investment, carrying amount		3,458
Cash and cash equivalents, fair value	52,388	37,925
Accounts receivable, fair value	192,036	188,960
Significant Other Observable Inputs (Level 1)
Estimated Fair Value Of Financial Instruments [Line Items]
Senior Credit Facilities, carrying amount	1,262,860
Senior Credit Facilities, fair value (Level 1)	1,298,499	1,251,885
Significant Other Observable Inputs (Level 2)
Estimated Fair Value Of Financial Instruments [Line Items]
Senior Notes, carrying amount	730,333
Senior Notes, Fair Value (Level 2)	841,875	787,504
Significant Unobservable Inputs (Level 3)
Estimated Fair Value Of Financial Instruments [Line Items]
Cost method investment, carrying amount	3,458
Cost method investment, Fair Value (Level 3)	$ 3,497	$ 3,461